Trading Properties	12 Months Ended
Jun. 30, 2021
11. Trading properties

11. Trading properties

Changes in trading properties for the years ended June 30, 2021 and 2020 are as follows:

	Completed properties	Undeveloped sites	Total
As of June 30, 2019	4	265	269
Additions (iii)	-	23	23
Disposals (i)(ii)	-	(28)	(28)
Transfers	20	-	20
As of June 30, 2020	24	260	284
Additions	-	7	7
Disposals (i)(ii)	(12)	(42)	(54)
As of June 30, 2021	12	225	237

Description	06.30.21	06.30.20	Date of acquisition
Undeveloped sites:
Air space Coto	59	52	Sep-97
Plot of land Córdoba	47	88	May-15
Residencial Project Neuquén	120	121	May-06
Total undeveloped sites	226	261

Completed properties:
Condominios II	-	3	Nov-13
Beruti Parking	11	20	Feb-20
Total completed properties	11	23
Total trading properties	237	284
Non-current	233	274
Current	4	10
Total	237	284

(i)

As of June 30, 2021, and 2020 the sales properties costs were charged to “Costs” in the Consolidated Statements of Income and Other Comprehensive Income. (Note 26), with the exception of the ARS 42 that suppose a reclassification to trade and other receivables as recovery.

(ii)

As of June 30, 2021 corresponds to the sale of two departments at Astor Berutti and as of June 30, 2020 corresponds to the barter transaction of “Tower 1” over the air-space associated with Coto Supermarket (See Note 4 of the Consolidated Financial Statements on June 30, 2020).

(iii)	Corresponds to the addition of Cordoba lands.

During the fiscal years ended June 30, 2021 and 2020 no financial cost activations were carried out.

None of the Group’s trading properties have been mortgaged or otherwise restricted to secure Group’s borrowings and other payables.